Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 57,063	$ 142,034	$ 223,411
Accounts receivable		17,529	2,149
Inventory	$ 149,754	$ 217,109	$ 230,118
Deferred rents	28,896
Prepaid expense	3,000	$ 8,362
Total current assets	238,713	385,034	$ 455,678
Deposits	55,025	34,377	20,267
Fixed assets, net	649,798	662,184	418,696
Tenant improvements, net	886,550	577,781	52,021
Total assets	1,830,086	1,659,376	946,662
Current liabilities
Accounts payable and accrued liabilities	1,429,736	775,653	200,669
Accounts payable to related parties	$ 213,642	55,532	39,626
Deferred rents - current portion		123,620	131,582
Equipment loan - current portion	$ 46,720	$ 39,805	22,893
Notes payable - current portion	422,851
Loans from related parties - current portion	79,537
Total current liabilities	2,192,486	$ 994,610	394,770
Deferred rents	1,521,592	820,349	163,408
Equipment loan	$ 119,270	$ 127,908	$ 79,276
Notes payable to related party
Notes payable	$ 250,000	$ 500,000
Declared dividends	85,399	96,660
Total liabilities	$ 4,168,747	$ 2,539,527	$ 637,454
Stockholders deficit
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 0 and 0 shares issued and outstanding as of June 30, 2015 and December 31, 2014, respectively
Common stock; $0.0001 par value; 687,500,000 shares authorized; 34,383,109 and 15,903,948 shares issued and outstanding as of September 30, 2015 and December 31, 2014, respectively	$ 3,438	$ 1,590	$ 15,433
Common stock; $0.001 par value; 100,000,000 shares authorized; 21,579,916 and 15,433,445 shares issued and outstanding as of December 31, 2014 and December 31, 2013, respectively		21,580	15,433
Additional paid-in capital	9,925,357	5,616,294	2,118,339
Accumulated deficit	(12,267,456)	(6,498,035)	(1,824,564)
Total stockholders deficit of the Company	(2,338,661)	(880,151)	309,208
Total liabilities and stockholders deficit	$ 1,830,086	$ 1,659,376	$ 946,662